Leases (Details 2) ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Statement Line Items [Line Items]
Current | ₪	₪ 369		₪ 396
Non-current | ₪	391		677
Total lease liabilities | ₪	₪ 760		₪ 1,073
U.S. Dollars
Statement Line Items [Line Items]
Current | $		$ 115
Non-current | $		121
Total lease liabilities | $		$ 236